Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions and Dispositions [Abstract]
Assets and liabilities disposed [text block table]
in € m.	2021	2020	2019
Cash and cash equivalents	0	2	0
All remaining assets	3,507	7	2,713
Total assets disposed	3,507	9	2,714
Total liabilities disposed	8,102	79	1,003